Financial instruments	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Financial instruments	Financial instruments
The Group’s financial instruments consist primarily of cash and cash equivalents, accounts receivables, accounts payable and contingent considerations. We believe that the recorded values of cash and cash equivalents, accounts receivables, accounts payable approximate their current fair values because of their nature and respective maturity dates or durations. The fair value of our contingent consideration liability is determined based on “Level 3” inputs.

Fair Value Measurement as of June 30, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$—	$—
Total	$—	$—	$—	$—
Fair Value Measurement as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$105	$105
Total	$—	$—	$105	$105
The contingent consideration relates to the acquisition of Discuva Limited in December 2017 based on the terms of the share purchase agreement. The Group reassessed the contingent consideration in line with the anticipated settlement of consideration liability during the three months ended June 30, 2020 and determined no further payments were required under the agreement. The remaining balance of $0.1 million was reversed to the consolidated statement of operations and other comprehensive loss.	Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, accounts receivables, accounts payable and contingent considerations. We believe that the recorded values of cash and cash equivalents, accounts receivables, accounts payable approximate their current fair values because of their nature and respective maturity dates or durations. The fair value of our contingent consideration liability is determined based on “Level 3” inputs.

Fair Value Measurement as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$105	$105
Total	$—	$—	$105	$105
Fair Value Measurement as of January 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$825	$825
Total	$—	$—	$825	$825

The contingent consideration relates to the acquisition of Discuva Limited in December 2017 based on the terms of the share purchase agreement. During the eleven-months ended December 31, 2019 and years ended January 31, 2019 and 2018, payments of $0.7 million, $0.3 million and $0 were made during the same periods and the Group reassessed the contingent consideration in line with the anticipated settlement of consideration liability.

The fair value of the contingent consideration is measured using the discounted cashflow forecast model. The expected payments are primarily due to research and development tax credits received and receivable by Discuva in respect to financial years prior to the Group's acquisition, of which the sellers are due a specified portion of these amounts.

The following table is a reconciliation of our Level 3 liabilities recorded at fair value using significant unobservable inputs:

In thousands
Balance January 31, 2018	$—
Acquisition	1,099
Payment	(243)
Foreign currency translation	(31)
Balance January 31, 2019	825
Payments	(699)
Foreign currency translation	(21)
Balance December 31, 2019	$105